Interest-bearing loans and borrowings - Transaction and other financial costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Amortization of debt issue costs	$ 9.2
Other financial charges	9.2	$ 13.5
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	145.6	132.3
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	0.3	$ 0.6
Refinancing facilities
Disclosure of detailed information about borrowings [line items]
Directly attributable transaction costs	14.9
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Directly attributable transaction costs	$ 4.3